Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2017
Interest in Other Entities [Abstract]
Investments in Associates and Joint Ventures
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

A.	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES ARE DETAILED AS FOLLOWS:

(in millions of Canadian dollars)	2017	2016
Investments in associates	16	281
Investments in joint ventures	62	54
	78	335

Investments in associates and joint ventures as at December 31, 2017, include goodwill of $3 million (December 31, 2016 - $28 million).

B.	INVESTMENTS IN ASSOCIATES
The following were the principal associates of the Corporation:

Boralex
On January 18, 2017, Boralex issued common shares to partly finance the acquisition of the interest of Enercon Canada Inc. in the Niagara Region Wind Farm. As a result, the Corporation's participation in Boralex decreased to 17.37%, which resulted in a dilution gain of $15 million and is included in line item “Share of results of associates and joint ventures” in the consolidated statement of earnings.

On March 10, 2017, Boralex announced the appointment of a new Chairman of the Board. This change in the Board composition combined with the decrease of its participation discussed above triggered the loss of significant influence of the Corporation over Boralex. Since March 10, 2017, the investment in Boralex was no longer classified as an associate and is considered as an available-for-sale financial asset. Consequently, the Corporation's investment in Boralex was re-evaluated at fair value on March 10, 2017, and a gain of $155 million was recorded. At the same time, accumulated other comprehensive loss components of Boralex totaling $10 million and included in our consolidated balance sheet were reclassified to net earnings. These two items are presented in line item “Fair value revaluation of investment” in the consolidated statement of earnings. Subsequent fair value revaluation of this investment is recorded in ”Accumulated other comprehensive income”.

On July 27, 2017, Cascades announced the sale of all of its shares in Boralex to the Caisse de Dépôt et Placement du Québec for an amount of $288 million. The increase in fair value of $18 million from March 10 to July 27, 2017, recorded in “Accumulated other comprehensive income” materialized, and the Corporation recorded a gain of $18 million in the third quarter in line item “Fair value revaluation gain on investments” in the consolidated statement of earnings. The Corporation also received $2 million of dividends while Boralex was considered an available-for-sale financial assets.

Greenpac Holding LLC
On April 4, 2017, the Corporation gained control over its associates Greenpac, which triggered its acquisition for accounting purposes. See Note 5 for more details.

On March 21, 2017, the Corporation acquired 23% of Containerboard Partners (Ontario) Inc. for a consideration of US$12 million ($16 million). This company is a member of Greenpac Holding LLC, of which it owns 12.1%. On November 30, 2017, the Corporation acquired an additional 30% of Containerboard Partners (Ontario) for a consideration of $19 million. These transactions add an indirect participation of 6.4% in Greenpac Holding LLC, bringing total legal ownership to 66.1%. However, in line with the deemed acquisition of Greenpac discussed above, the portion of our Containerboard Partners (Ontario) share of results pertaining to Greenpac is reversed for consolidation purposes.

On May 6, 2016, the Corporation announced that its then associate company Greenpac, located in Niagara Falls, NY, successfully refinanced its debt. The debt package included a term loan and a revolving credit facility. The five-year agreement allows the mill to reduce its financing costs by approximately 225 basis points, increasing its flexibility to successfully address future market fluctuations.

The Corporation's financial information from its principal associates (100%), and translated in millions of Canadian dollars if required, is as follows:

	2017		2016
(in millions of Canadian dollars)	BORALEX INC. (results up to March 10, 2017)	GREENPAC HOLDING LLC (results up to April 4, 2017)	BORALEX INC.	GREENPAC HOLDING LLC
Condensed balance sheet
Cash and cash equivalents	N/A	N/A	100	28
Current assets (other than cash and cash equivalents and current financial assets)	N/A	N/A	288	103
Current financial assets	N/A	N/A	1	1
Long-term assets (other than long-term financial assets)	N/A	N/A	2,311	513
Long-term financial assets	N/A	N/A	2	11
Current liabilities (other than current financial liabilities)	N/A	N/A	131	41
Current financial liabilities	N/A	N/A	321	19
Long-term liabilities (other than long-term financial liabilities)	N/A	N/A	131	—
Long-term financial liabilities	N/A	N/A	1,605	251

Condensed statements of earnings
Sales	96	99	299	340
Depreciation and amortization	31	7	116	28
Financing expense	19	3	76	27
Provision for (recovery of) income taxes	6	—	(9)	—
Net earnings	13	9	2	22

Other comprehensive income (loss)
Translation adjustment	1	—	(12)	—
Cash flow hedges	(1)	1	—	4
	—	1	(12)	4
Total comprehensive income (loss)	13	10	(10)	26

Condensed cash flow
Dividends received from associates	2	—	7	—

Investment in Boralex Inc. had a fair value of $252 million as at December 31, 2016.

C.	INVESTMENT IN JOINT VENTURES
The following are the principal joint ventures of the Corporation and the Corporation's percentage of equity owned:

	PERCENTAGE EQUITY OWNED (%)	PRINCIPAL ESTABLISHMENT
Cascades Sonoco US Inc.[1]	50	Birmingham, Alabama and Tacoma, Washington, United States
Cascades Sonoco inc.[1]	50	Kingsey Falls and Berthierville, Québec, Canada
Maritime Paper Products Limited Partnership (MPPLP) [2]	40	Dartmouth, Nova Scotia, Canada
Tencorr Holdings Corporation [3]	33.3	Brampton, Ontario, Canada
1 Joint ventures producing specialty paper packaging products such as headers, rolls and wrappers.
2 MPPLP is a Canadian corporation converting containerboard.
3 Tencorr Holdings Corporation operates as a supplier of corrugated sheet stock.

Tencorr Holdings Corporation
On November 30, 2017, the Corporation acquired 33.3% of the outstanding shares of Tencorr Holdings Corporation (Tencorr), a corrugated sheets manufacturer, for a consideration of $5 million, of which $3 million is payable as at December 31, 2017. Tencorr is classified as a joint venture, and accordingly our share of results is recorded using the equity method.

The Corporation's joint ventures information (100%), translated in millions of Canadian dollar if required, is as follows:

	2017
(in millions of Canadian dollars)	CASCADES SONOCO US INC.	CASCADES SONOCO INC.	MARITIME PAPER PRODUCTS LIMITED PARTNERSHIP	TENCORR HOLDINGS CORPORATION
Condensed balance sheet
Current assets (other than cash and cash equivalents and current financial assets)	30	28	25	20
Long-term assets (other than long-term financial assets)	31	17	28	12
Current liabilities (other than current financial liabilities)	10	6	4	14
Current financial liabilities	2	1	1	5
Long-term liabilities (other than long-term financial liabilities)	4	3	—	—
Long-term financial liabilities	14	3	4	1

Condensed statement of earnings
Sales	119	96	102	111
Depreciation and amortization	2	2	2	2
Financing expense	1	—	—	—
Provision for income taxes	1	1	—	—
Net earnings	8	4	7	1

Other comprehensive income (loss)
Translation adjustment	(2)	—	—	—
Total comprehensive income	6	4	7	1

Condensed cash flow
Dividends received from joint ventures	4	1	1	—

	2016
(in millions of Canadian dollars)	CASCADES SONOCO US INC.	CASCADES SONOCO INC.	MARITIME PAPER PRODUCTS LIMITED PARTNERSHIP
Condensed balance sheet
Cash and cash equivalents	5	3	3
Current assets (other than cash and cash equivalents and current financial assets)	26	23	20
Long-term assets (other than long-term financial assets)	16	18	28
Current liabilities (other than current financial liabilities)	9	9	6
Current financial liabilities	1	—	1
Long-term liabilities (other than long-term financial liabilities)	4	3	—
Long-term financial liabilities	1	1	5

Condensed statement of earnings
Sales	119	88	96
Depreciation and amortization	2	2	2
Financing expense	1	—	1
Provision for income taxes	4	2	—
Net earnings	9	6	8

Other comprehensive income (loss)
Translation adjustment	(1)	—	—
Total comprehensive income	8	6	8

Condensed cash flow
Dividends received from joint ventures	4	4	—
There are no contingent liabilities relating to the Corporation's interest in the joint ventures, and no contingent liabilities of the ventures themselves.

D.	SUBSIDIARIES WITH NON-CONTROLLING INTERESTS
The Corporation's information for its subsidiaries with significant non-controlling interests is as follows:

	2017		2016
(in millions of Canadian dollars, unless otherwise noted)	RENO DE MEDICI S.p.A.	GREENPAC HOLDING LLC (since April 4, 2017)	RENO DE MEDICI S.p.A.
Principal establishment	Milan, Italy	New York, United States	Milan, Italy
Percentage of shares held by non-controlling interests (accounting basis)	42.18%	17.17%	42.30%
Net earnings attributable to non-controlling interests	9	5	2
Non-controlling interests accumulated at the end of the year	105	42	90
Dividends paid to non-controlling interests	1	4	1

Condensed balance sheet
Cash and cash equivalents	29	38	41
Current assets (other than cash and cash equivalents and current financial assets)	254	100	231
Current financial assets	—	3	—
Long-term assets (other than long-term financial assets)	335	568	299
Long-term financial assets	—	14	—
Current liabilities (other than current financial liabilities)	195	31	178
Current financial liabilities	30	106	23
Long-term liabilities (other than long-term financial liabilities)	72	—	68
Long-term financial liabilities	67	209	82

Condensed statement of earnings
Sales	838	278	702
Depreciation and amortization	33	22	32
Provision for income taxes	9	—	5
Net earnings	21	21	5

Condensed cash flow
Cash flows from operating activities	49	39	56
Cash flows used from investing activities	(48)	(3)	(39)
Cash flows used for financing activities	(17)	(30)	(9)

E.	NON-SIGNIFICANT ASSOCIATES AND JOINT VENTURES
The carrying value of investments in associates and joint ventures that are not significant for the Corporation is as follows:

(in millions of Canadian dollars)	2017	2016
Non-significant associates	16	17
Non-significant joint ventures	16	14
	32	31

The shares of results of non-significant associates and joint ventures for the Corporation are as follows:

(in millions of Canadian dollars)	2017	2016
Non-significant associates	1	2
Non-significant joint ventures	3	4
	4	6

The Corporation received dividends of $2 million from these associates and joint ventures as at December 31, 2017 (December 31, 2016 - $3 million).